Derivatives and hedging activities (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Credit protection sold/purchased
Credit protection sold	SFr (586.0)	SFr (513.9)
Credit protection purchased	564.9	492.8
Net credit protection (sold)/purchased	(21.1)	(21.1)
Other protection purchased	114.5	94.9
Fair value of credit protection sold	7.8	6.7
Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.6)	(10.4)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(109.2)	(79.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(388.2)	(336.2)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(88.6)	(97.9)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(83.5)	(62.1)
Credit protection purchased	80.2	59.2
Net credit protection (sold)/purchased	(3.3)	(2.9)
Other protection purchased	9.7	6.9
Fair value of credit protection sold	(1.1)	(1.4)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(502.5)	(451.8)
Credit protection purchased	484.7	433.6
Net credit protection (sold)/purchased	(17.8)	(18.2)
Other protection purchased	104.8	88.0
Fair value of credit protection sold	8.9	8.1
Investment grade
Credit protection sold/purchased
Credit protection sold	(428.7)	(367.4)
Credit protection purchased	413.9	356.5
Net credit protection (sold)/purchased	(14.8)	(10.9)
Other protection purchased	88.9	72.2
Fair value of credit protection sold	6.7	4.4
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(157.3)	(146.5)
Credit protection purchased	151.0	136.3
Net credit protection (sold)/purchased	(6.3)	(10.2)
Other protection purchased	25.6	22.7
Fair value of credit protection sold	1.1	2.3
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(370.4)	(305.5)
Credit protection purchased	353.9	293.7
Net credit protection (sold)/purchased	(16.5)	(11.8)
Other protection purchased	46.2	41.8
Fair value of credit protection sold	4.6	3.9
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(78.0)	(62.8)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(253.9)	(210.7)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(38.5)	(32.0)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(76.2)	(58.6)
Credit protection purchased	73.0	55.7
Net credit protection (sold)/purchased	(3.2)	(2.9)
Other protection purchased	8.6	6.0
Fair value of credit protection sold	(1.1)	(1.4)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(294.2)	(246.9)
Credit protection purchased	280.9	238.0
Net credit protection (sold)/purchased	(13.3)	(8.9)
Other protection purchased	37.6	35.8
Fair value of credit protection sold	5.7	5.3
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(266.5)	(219.1)
Credit protection purchased	254.0	210.2
Net credit protection (sold)/purchased	(12.5)	(8.9)
Other protection purchased	32.7	29.4
Fair value of credit protection sold	4.5	2.8
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(103.9)	(86.4)
Credit protection purchased	99.9	83.5
Net credit protection (sold)/purchased	(4.0)	(2.9)
Other protection purchased	13.5	12.4
Fair value of credit protection sold	0.1	1.1
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(215.6)	(208.4)
Credit protection purchased	211.0	199.1
Net credit protection (sold)/purchased	(4.6)	(9.3)
Other protection purchased	68.3	53.1
Fair value of credit protection sold	3.2	2.8
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(31.2)	(17.0)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(134.3)	(125.5)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(50.1)	(65.9)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(7.3)	(3.5)
Credit protection purchased	7.2	3.5
Net credit protection (sold)/purchased	(0.1)	0.0
Other protection purchased	1.1	0.9
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(208.3)	(204.9)
Credit protection purchased	203.8	195.6
Net credit protection (sold)/purchased	(4.5)	(9.3)
Other protection purchased	67.2	52.2
Fair value of credit protection sold	3.2	2.8
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(162.2)	(148.3)
Credit protection purchased	159.9	146.3
Net credit protection (sold)/purchased	(2.3)	(2.0)
Other protection purchased	56.2	42.8
Fair value of credit protection sold	2.2	1.6
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(53.4)	(60.1)
Credit protection purchased	51.1	52.8
Net credit protection (sold)/purchased	(2.3)	(7.3)
Other protection purchased	12.1	10.3
Fair value of credit protection sold	SFr 1.0	SFr 1.2